UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           SC-BVI Partners
Address:        747 Third Avenue
                27th Floor
                New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Neil H. Koffler
Title:          Vice President of Managing Partner
Phone:          (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler              New York, NY           May  , 2007
---------------------------  --------------------       -----------
    [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              82
                                            ------------------

Form 13F Information Table Value Total:              $27,709
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                      NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2007

[PART 1 OF 2]

                                                                          ITEM 5:
                                 ITEM 2:        ITEM 3:      ITEM 4:     Shares or
       ITEM 1:                   Title of       Cusip          Fair      Principal
   Name of Issuer                Class         Number      Market Value   Amount
------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.        Common        003924107       11,280       4,000 SH
Accrete Energy Inc               Common        00438F108          653         141 SH
Ambase Corp.                     Common        023164106       84,705     180,223 SH
Arizona Star Resources Corp      Common        04059G106    1,418,004     119,160 SH
Auto Data Network Inc            Common        05270Q104       43,200      96,000 SH
Berkeley Tech Inc.               Sponsored
                                  ADR          08437M107      188,333     221,568 SH
C1 Energy Ltd                    Common        12617Y105      198,524     880,910 SH
Cadus Pharmaceutical Corp        Common        127639102      492,650     284,769 SH
Canyon Resources                 Common        138869300            0      52,778 SH
Captial Gold Corp                Common        14018Y106      270,000     666,667 SH
Captial Gold Corp                Common        14018Y106       15,164     166,667 Warrant
Central Securities Corp          Common        155123102       93,438       3,480 SH
CGX Energy Inc                   Common        125405100      118,904     133,600 SH
Chaus Bernard                    Common        162510200      226,800     210,000 SH
Chief Consolidated Mining Co.    Common        168628105       23,518     235,180 SH
China Opportunity Acquisition    Common        16941S205      369,000      60,000 SH
Churchill Ventures Ltd           Units         17157P208      200,750      25,000 SH
Cinch Energy                     Common        17185X108      179,780     168,628 SH
Claude Resources Inc             Common        182873109    1,150,725     845,600 SH
Coalcorp Mining Inc              Common        190135103      585,445   1,089,400 SH
Coalcorp Mining Inc              Common        190135103       19,762     210,000 Warrant
Concord Camera Corp              Common        206156200      436,553      93,480 SH
Courtside Acquistion             Common        22274N102      883,200     160,000 SH
Crystallex Intl Corp.            Common        22942f101      851,000     230,000 SH
Defiant Resources Corp           Common        24477C107      463,912     345,300 SH
Dekania Corp                     Units         24488U203      297,300      30,000 SH
Del Global Technologies Corp.    Common        245073101      167,784      81,846 SH
Dualex Energy Int'l              Common        26357W103        6,934      25,000 SH
Dundee Precious Metals Inc       Common        265269209      702,349      74,000 SH
Dynabazaar Inc                   Common        26779r104      134,000     400,000 SH
ECC Capital Corp                 Common        26826M108      810,367   2,025,918 SH
ECHO Healthcare Acquis           Common        27876C107      213,640      28,000 SH
ESG Re Ltd.                      Common        000G312151      36,041     720,822 SH
Excapsa Software Inc             Common        30066E107      649,353   2,887,720 SH
Glencairn Gold Corp              Common        377903109       73,745     141,800 SH
Global Power Equipment Group     Common        37941P108        8,450       5,000 SH
Gold Reserve Inc                 Common        38068N108      402,600      60,000 SH
Good Harbor Partners Acq         Common
                                  - Class B    382094209       56,470      11,160 SH
Grand Banks Energy Corp          Common        38522T105          245         240 SH
Group TMM SA                     Sponsored
                                  ADR          40051D105      247,842      88,200 SH
Grubb & Ellis Realty Advisor     Common        400096103        5,472         960 SH
Heico Corp                       Common
                                  - Class A    422806208    2,998,314      95,640 SH
Highview Resources               Common        43123G106       13,011     333,580 SH
Highview Resources               Common        43123G106            0     201,560 Warrant
Hollinger Inc                    Common        43556C606       40,010      92,320 SH
Hyde Park Acquisition Corp       Common        448638106       87,000      12,000 SH
Hyde Park Acquisition Corp       Common        448638114       16,800      12,000 Warrants
Israel Growth Partners Acq.      Common        465090207      110,220      22,000 SH
JK Acquisition Corp              Common        47759H106      139,200      24,000 SH
L S Starrett Co - Cl A           Common
                                  - Class A    855668109      453,726      25,207 SH
Liberty Homes Inc.               Common
                                  - Class A    530582204       79,200      17,600 SH
Liberty Homes Inc.               Common
                                  - Class B    530582303       52,800       8,000 SH
Limoneira Co                     Common        532746104      102,000         400 SH
Loon Energy Inc                  Common        543921100      413,322     935,000 SH
Mcrae Industries                 Common        582757209       98,868       8,239 SH
MDU Communication Int'l Inc      Common        582828109            0       7,600 Warrants
MDU Communication Int'l Inc      Common        582828109    1,003,320   1,114,800 SH
Medoro Resources Ltd             Common        58503R209       53,979     107,371 SH
Merchants Group Inc              Common        588539106      399,354      12,120 SH
Middle Kingdon Alliance          Common
                                  - Class B    595750407      833,800     110,000 SH
Middle Kingdon Alliance          Common
                                  - Class B    595750126       82,500     110,000 Warrant
Molex Inc                        Common
                                  - Class A    608554200    1,389,360      55,820 SH
Next Inc.                        Common        65336T104       40,908      97,400 SH
Oakmont Acquisition Corp         Common        68831P106      673,036     120,400 SH
Oakwood Homes                    Common        674098207          307      20,480 SH
Pantheon China Acquisition       Common        698659109      218,400      40,000 SH
Pantheon China Acquisition       Common        698659117       47,600      70,000 Warrants
Petrofalcon Corp                 Common        716474101      783,597   1,089,200 SH
Proquest Co                      Common        74346P102      243,000      27,000 SH
Quanta Capital Holdings          Common        B0147K9 US   2,397,652   1,147,202 SH
Renaissance Acq                  Common        75966C305      661,200     120,000 SH
Renaissance Acq                  Common        75966C115       30,066      79,120 Warrants
Silk Road Resources              Common        827101106       66,790      68,800 SH
Simon Worldwide Inc.             Common        828815100       46,800     120,000 SH
Star Scientific Inc              Common        85517P101      115,322     100,280 SH
Sunridge Gold Corp               Common        86769Q102      232,040     122,800 SH
Transworld Corp                  Common        89336R207      858,823     235,294 SH
Truestar Petroleum Corp          Common        897867107        6,568      84,193 SH
Tusk Energy Corp                 Common        900891102      192,424     120,000 SH
Wellman Inc                      Common        949702104      417,600     116,000 SH
West Energy                      Common        952696102      136,604      40,000 SH
Western Goldfields Inc           Common        95828P104       36,059      18,120 SH
                                                           27,709,473




[PART 1 OF 2]

                                              ITEM 6:                                      ITEM 8:
                                       INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                           (b) Shares    (c)       ITEM 7:
       ITEM 1:                              as Defined   Shared   Managers
   Name of Issuer                (a) Sole   in Instr. V  Other    See Instr. V (a) Sole  (b) Shared  (c) None
-------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.            4,000     --         --         --           4,000     --         --
Accrete Energy Inc                     141     --         --         --             141     --         --
Ambase Corp.                       180,223     --         --         --         180,223     --         --
Arizona Star Resources Corp        119,160     --         --         --         119,160     --         --
Auto Data Network Inc               96,000     --         --         --          96,000     --         --
Berkeley Tech Inc.
                                   221,568     --         --         --         221,568     --         --
C1 Energy Ltd                      880,910     --         --         --         880,910     --         --
Cadus Pharmaceutical Corp          284,769     --         --         --         284,769     --         --
Canyon Resources                    52,778     --         --         --          52,778     --         --
Captial Gold Corp                  666,667     --         --         --         666,667     --         --
Captial Gold Corp                  166,667     --         --         --         166,667     --         --
Central Securities Corp              3,480     --         --         --           3,480     --         --
CGX Energy Inc                     133,600     --         --         --         133,600     --         --
Chaus Bernard                      210,000     --         --         --         210,000     --         --
Chief Consolidated Mining Co.      235,180     --         --         --         235,180     --         --
China Opportunity Acquisition       60,000     --         --         --          60,000     --         --
Churchill Ventures Ltd              25,000     --         --         --          25,000     --         --
Cinch Energy                       168,628     --         --         --         168,628     --         --
Claude Resources Inc               845,600     --         --         --         845,600     --         --
Coalcorp Mining Inc              1,089,400     --         --         --       1,089,400     --         --
Coalcorp Mining Inc                210,000     --         --         --         210,000     --         --
Concord Camera Corp                 93,480     --         --         --          93,480     --         --
Courtside Acquistion               160,000     --         --         --         160,000     --         --
Crystallex Intl Corp.              230,000     --         --         --         230,000     --         --
Defiant Resources Corp             345,300     --         --         --         345,300     --         --
Dekania Corp                        30,000     --         --         --          30,000     --         --
Del Global Technologies Corp.       81,846     --         --         --          81,846     --         --
Dualex Energy Int'l                 25,000     --         --         --          25,000     --         --
Dundee Precious Metals Inc          74,000     --         --         --          74,000     --         --
Dynabazaar Inc                     400,000     --         --         --         400,000     --         --
ECC Capital Corp                 2,025,918     --         --         --       2,025,918     --         --
ECHO Healthcare Acquis              28,000     --         --         --          28,000     --         --
ESG Re Ltd.                        720,822     --         --         --         720,822     --         --
Excapsa Software Inc             2,887,720     --         --         --       2,887,720     --         --
Glencairn Gold Corp                141,800     --         --         --         141,800     --         --
Global Power Equipment Group         5,000     --         --         --           5,000     --         --
Gold Reserve Inc                    60,000     --         --         --          60,000     --         --
Good Harbor Partners Acq
                                    11,160     --         --         --          11,160     --         --
Grand Banks Energy Corp                240     --         --         --             240     --         --
Group TMM SA
                                    88,200     --         --         --          88,200     --         --
Grubb & Ellis Realty Advisor           960     --         --         --             960     --         --
Heico Corp
                                    95,640     --         --         --          95,640     --         --
Highview Resources                 333,580     --         --         --         333,580     --         --
Highview Resources                 201,560     --         --         --         201,560     --         --
Hollinger Inc                       92,320     --         --         --          92,320     --         --
Hyde Park Acquisition Corp          12,000     --         --         --          12,000     --         --
Hyde Park Acquisition Corp          12,000     --         --         --          12,000     --         --
Israel Growth Partners Acq.         22,000     --         --         --          22,000     --         --
JK Acquisition Corp                 24,000     --         --         --          24,000     --         --
L S Starrett Co - Cl A
                                    25,207     --         --         --          25,207     --         --
Liberty Homes Inc.
                                    17,600     --         --         --          17,600     --         --
Liberty Homes Inc.
                                     8,000     --         --         --           8,000     --         --
Limoneira Co                           400     --         --         --             400     --         --
Loon Energy Inc                    935,000     --         --         --         935,000     --         --
Mcrae Industries                     8,239     --         --         --           8,239     --         --
MDU Communication Int'l Inc          7,600     --         --         --           7,600     --         --
MDU Communication Int'l Inc      1,114,800     --         --         --       1,114,800     --         --
Medoro Resources Ltd               107,371     --         --         --         107,371     --         --
Merchants Group Inc                 12,120     --         --         --          12,120     --         --
Middle Kingdon Alliance
                                   110,000     --         --         --         110,000     --         --
Middle Kingdon Alliance
                                   110,000     --         --         --         110,000     --         --
Molex Inc
                                    55,820     --         --         --          55,820     --         --
Next Inc.                           97,400     --         --         --          97,400     --         --
Oakmont Acquisition Corp           120,400     --         --         --         120,400     --         --
Oakwood Homes                       20,480     --         --         --          20,480     --         --
Pantheon China Acquisition          40,000     --         --         --          40,000     --         --
Pantheon China Acquisition          70,000     --         --         --          70,000     --         --
Petrofalcon Corp                 1,089,200     --         --         --       1,089,200     --         --
Proquest Co                         27,000     --         --         --          27,000     --         --
Quanta Capital Holdings          1,147,202     --         --         --       1,147,202     --         --
Renaissance Acq                    120,000     --         --         --         120,000     --         --
Renaissance Acq                     79,120     --         --         --          79,120     --         --
Silk Road Resources                 68,800     --         --         --          68,800     --         --
Simon Worldwide Inc.               120,000     --         --         --         120,000     --         --
Star Scientific Inc                100,280     --         --         --         100,280     --         --
Sunridge Gold Corp                 122,800     --         --         --         122,800     --         --
Transworld Corp                    235,294     --         --         --         235,294     --         --
Truestar Petroleum Corp             84,193     --         --         --          84,193     --         --
Tusk Energy Corp                   120,000     --         --         --         120,000     --         --
Wellman Inc                        116,000     --         --         --         116,000     --         --
West Energy                         40,000     --         --         --          40,000     --         --
Western Goldfields Inc              18,120     --         --         --          18,120     --         --
